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[LINCOLN FINANCIAL GROUP LOGO]


                                           FREDERICK C. TEDESCHI, VICE PRESIDENT
                                                   AND ASSOCIATE GENERAL COUNSEL

                                      LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                                                               ONE GRANITE PLACE
                                                    CONCORD, NEW HAMPSHIRE 03301
                                                             Phone: 603-226-5105
                                                               Fax: 603-226-5448
                                                      FREDERICK.TEDESCHI@LFG.com
VIA EDGARLINK

December 23, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

   Re: Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-148917) and Amendment No. 64 to Registration Statement under the Investment Company Act of 1940 (File No. 811-08559) Lincoln Life & Annuity Flexible Premium Variable Life Account M

Dear Commissioners:

On behalf of Lincoln Life & Annuity Company of New York (the "Company") and Lincoln Life & Annuity Flexible Premium Variable Life Account M (the "Account") transmitted for filing is Pre-Effective Amendment No. 1 (the "Pre-Effective Amendment") to Registration Statement on Form N-6 (Registration No. 333-148917) of the Account under the Securities Act of 1933 Act and Amendment No. 64 under the Investment Company Act of 1940 (File No. 811-08559) (the "Registration Statement").

Included with the filing are the Consent of Independent Registered Public Accounting Firm and the request on behalf of the Separate Account and the Principal Underwriter to acceleration of the effectiveness of the Registration Statement to December 23, 2008 or as soon prior to or thereafter as practicable.

Thank you for your assistance with this filing. Please contact me at (603) 226-5105 with any questions.

Sincerely,

/s/ Frederick C. Tedeschi
Frederick C. Tedeschi